LOANS PAYABLE AND ACCRUED LIABILITIES, RELATED PARTY (Details Narrative) - USD ($)	9 Months Ended
	May 31, 2022	Aug. 31, 2021
Line of Credit Facility [Line Items]
Accounts Payable, Related Parties	$ 102,792	$ 0
Innovative Digital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Dec. 01, 2022
Long-Term Line of Credit	$ 1,894,109	277,296
Line of Credit Facility, Interest Rate During Period	15.00%
Interest Payable	$ 200,670	$ 4,505